Award Timing Disclosure	12 Months Ended
Feb. 02, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board nor the Talent and Compensation Committee takes material nonpublic information into account when determining the timing and terms of grants of equity awards under the Omnibus Incentive Plan. Instead, the Company's practice has been to grant equity awards, including stock options, under the Omnibus Incentive Plan on a predetermined schedule in accordance with the annual compensation review cycle. The Company does not time the disclosure of material nonpublic information to affect the value of the equity awards provided under the Omnibus Incentive Plan. During fiscal 2024, we did not grant any stock options to our NEOs during any period beginning four business days prior and ending one business day after the filing of the Company's 2024 Form 10-K, any Quarterly Report on Form 10-Q, or the filing or furnishing of any Current Report on Form 8-K which disclosed material nonpublic information.

Award Timing Method	the Company's practice has been to grant equity awards, including stock options, under the Omnibus Incentive Plan on a predetermined schedule in accordance with the annual compensation review cycle.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of material nonpublic information to affect the value of the equity awards provided under the Omnibus Incentive Plan.
MNPI Disclosure Timed for Compensation Value	false